Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating losses	$ 175,342	$ 226,249
Provisions not currently deductible for tax purposes	143,864	112,768
Section 163(j) interest limitation	93,522	75,778
Lease liabilities	79,328
Depreciation and amortization	43,034	49,548
Jackpot timing differences	40,550	42,651
Inventory reserves	3,437	10,497
Other	44,099	17,503
Gross deferred tax assets	623,176	534,994
Valuation allowance	(156,133)	(170,831)	$ (184,554)	$ (151,653)
Deferred tax assets, net of valuation allowance	467,043	364,163
Deferred tax liabilities:
Acquired intangible assets	536,244	589,993
Depreciation and amortization	175,254	157,260
Lease right-of-use assets	74,201
Other	21,058	24,876
Total deferred tax liabilities	806,757	772,129
Net deferred income tax liability	(339,714)	(407,966)
Deferred income taxes - non-current asset	27,108	38,117
Deferred income taxes - non-current liability	$ (366,822)	$ (446,083)